Label	Element	Value
iMGP Dolan McEniry Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP Dolan McEniry Corporate Bond Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP Dolan McEniry Corporate Bond Fund (the “Dolan McEniry Corporate Bond Fund”) seeks to provide investors with total return,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary investment objective of preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Dolan McEniry Corporate Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dolan McEniry Corporate Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Dolan McEniry Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Dolan McEniry Corporate Bond Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Dolan McEniry Corporate Bond Fund’s performance. During the fiscal year ended December 31, 2023, the Dolan McEniry Corporate Bond Fund’s portfolio turnover rate was 21.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.22%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Dolan McEniry Corporate Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dolan McEniry Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Dolan McEniry Corporate Bond Fund’s operating expenses remain the same. The cost for the Dolan McEniry Corporate Bond Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Dolan McEniry Corporate Bond Fund invests in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Advisor believes that giving a highly disciplined manager latitude in the types of bonds it can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Dolan McEniry Corporate Bond Fund to give its sub‑advisor (the “sub‑advisor” or “manager”) broad flexibility but limit the sub‑advisor to its highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
All securities will be U.S. dollar denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation. Under normal market conditions, the Dolan McEniry Corporate Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in corporate bonds. In addition to investments in corporate bonds issued by U.S. issuers, the Dolan McEniry Corporate Bond Fund may invest in corporate bonds issued by foreign corporations. With respect to the Dolan McEniry Corporate Bond Fund’s net assets allocated to investments in corporate bonds, the Dolan McEniry Corporate Bond Fund invests approximately 75% in corporate bonds that are determined by the sub‑advisor to be investment grade, and approximately 25% in high yield bonds (also known as “junk bonds”). The Dolan McEniry Corporate Bond Fund’s investments in investment grade corporate bonds will be rated investment grade (BBB‑by Standard & Poor’s or equivalent) by at least one major credit rating agency identified as a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable quality by the sub‑advisor. The Dolan McEniry Corporate Bond Fund may invest up to 20% of its net assets in U.S. Government and Treasury securities. The Dolan McEniry Corporate Bond Fund will not make any change in its investment policy of investing at least 80% of its net assets in corporate bonds without first providing shareholders with at least 60 days’ prior written notice.
The sub‑advisor anticipates that the Dolan McEniry Corporate Bond Fund’s duration will reflect that of the Bloomberg U.S. Intermediate Credit Index, plus or minus 50%. For example, if the duration of the Bloomberg U.S. Intermediate Credit Index is 5 years, the Dolan McEniry Corporate Bond Fund’s duration may be 2.5–7.5 years. As of March 31, 2024, the duration of the Bloomberg U.S. Intermediate Credit Index was 3.99 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The Dolan McEniry Corporate Bond Fund’s investment universe consists of corporate investment grade bonds, high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. When making decisions to buy or sell an investment for the Dolan McEniry Corporate Bond Fund, the sub‑advisor utilizes bottom‑up investment analysis which focuses on credit analysis and selection of undervalued bonds. The sub‑advisor analyzes companies’ financial statements and creates financial models to assess trends in revenue, margins, earnings, cash earnings, investments in working capital and fixed assets, debt levels and cash balances, and other items, ranking each company by risk and return. The sub‑advisor then applies qualitative diligence reviews of each company, taking into consideration pricing, liquidity, event risk and duration to select specific investments for the Dolan McEniry Corporate Bond Fund’s portfolio. The sub‑advisor’s investment process is designed to identify undervalued corporate bonds – those that trade at wide spreads to U.S. Treasury securities yet are issued by companies that, in the sub‑advisor’s assessment, generate sufficient cash flow to meet their debt obligations. The sub‑advisor ranks securities with equal weighting given to risk (cash flow coverage of debt obligations) and return (spread to U.S. Treasuries). The process identifies what the sub‑advisor deems to be the most undervalued bonds. The sub‑advisor will consider selling a security if the company’s fundamentals deteriorate to an unacceptable degree according to the sub‑advisor’s free cash flow credit analysis; the security has appreciated in price to a level that makes it no longer attractive in the sub‑advisor’s ranking system; or if the sub‑advisor identifies a more attractive investment opportunity. Concentration of investments in certain sectors – including, but not limited to, the consumer staples and industrial sectors – may occur from time to time as a result of the implementation of the Dolan McEniry Corporate Bond Fund’s investment strategy by the manager, but sector focus is not a principal strategy of the Dolan McEniry Corporate Bond Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Simultaneous with the Dolan McEniry Corporate Bond Fund’s commencement of operation on September 20, 2021, the Dolan McEniry Corporate Bond Fund acquired the assets and assumed the liabilities of the iM Dolan McEniry Corporate Bond Fund, a series of Manager Directed Portfolios (the “Predecessor Fund”), in a reorganization (the “Reorganization”). The Dolan McEniry Corporate Bond Fund assumed the performance and accounting history of the Predecessor Fund on the date of the Reorganization. Performance prior to September 20, 2021 is that of the Predecessor Fund.
The following performance information provides some indication of the risks of investing in the Dolan McEniry Corporate Bond Fund. The bar chart shows changes in the performance of the Dolan McEniry Corporate Bond Fund’s Institutional Class shares from year to year. The table below shows how the Dolan McEniry Corporate Bond Fund’s average annual total returns of the Institutional Class for the 1‑year, 5‑year and since inception periods compare to those of a broad-based market index and a secondary market index. Past performance, before and after taxes, does not necessarily indicate how the Dolan McEniry Corporate Bond Fund will perform in the future. Updated performance information is available on the Dolan McEniry Corporate Bond Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Dolan McEniry Corporate Bond Fund. The bar chart shows changes in the performance of the Dolan McEniry Corporate Bond Fund’s Institutional Class shares from year to year. The table below shows how the Dolan McEniry Corporate Bond Fund’s average annual total returns of the Institutional Class for the 1‑year, 5‑year and since inception periods compare to those of a broad-based market index and a secondary market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and aftertaxes, does not necessarily indicate how the Dolan McEniry Corporate Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Dolan McEniry Corporate Bond Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the Dolan McEniry Corporate Bond Fund were:

Highest:	7.70%	Quarter ended June 30, 2020
Lowest:	-5.56%	Quarter ended March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 29, 2024, the Bloomberg U.S. Aggregate Bond Index became the Fund’s primary benchmark and the Bloomberg U.S. Intermediate Credit Index became the Fund’s secondary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Dolan McEniry Corporate Bond Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Dolan McEniry Corporate Bond Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returnsshown are not relevant to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Dolan McEniry Corporate Bond Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Dolan McEniry Corporate Bond Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

iMGP Dolan McEniry Corporate Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, it is possible to lose money on an investment in the Dolan McEniry Corporate Bond Fund.
iMGP Dolan McEniry Corporate Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Dolan McEniry Corporate Bond Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
iMGP Dolan McEniry Corporate Bond Fund | Corporate Debt Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

iMGP Dolan McEniry Corporate Bond Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. The value of the Dolan McEniry Corporate Bond Fund’s shares will fluctuate based on the performance of the Dolan McEniry Corporate Bond Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Dolan McEniry Corporate Bond Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Dolan McEniry Corporate Bond Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

iMGP Dolan McEniry Corporate Bond Fund | Geopolitical Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Dolan McEniry Corporate Bond Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

iMGP Dolan McEniry Corporate Bond Fund | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the Dolan McEniry Corporate Bond Fund. Fixed income securities held by the Dolan McEniry Corporate Bond Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.
¡	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.
¡	Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Dolan McEniry Corporate Bond Fund. Interest rates have been historically low, so the Dolan McEniry Corporate Bond Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
¡	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.
¡	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Dolan McEniry Corporate Bond Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the Dolan McEniry Corporate Bond Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.
¡	Prepayment and Extension Risk. In times of declining interest rates, the Dolan McEniry Corporate Bond Fund’s higher yielding securities will be prepaid, and the Dolan McEniry Corporate Bond Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the Dolan McEniry Corporate Bond Fund’s sensitivity to rising rates and its potential for price declines.

iMGP Dolan McEniry Corporate Bond Fund | Below Investment Grade Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub‑advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. The Dolan McEniry Corporate Bond Fund expects to invest approximately 25% of its total assets in below investment-grade fixed income securities.

iMGP Dolan McEniry Corporate Bond Fund | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Dolan McEniry Corporate Bond Fund, the Dolan McEniry Corporate Bond Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Dolan McEniry Corporate Bond Fund emphasizes investments in a particular sector, the Dolan McEniry Corporate Bond Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Dolan McEniry Corporate Bond Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

¡	Consumer Staples Sector Risk. The Dolan McEniry Corporate Bond Fund may invest a portion of its assets in the consumer staples sector. The success of companies in this sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.
¡	Industrial Sector Risk. The Dolan McEniry Corporate Bond Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

iMGP Dolan McEniry Corporate Bond Fund | U S Government and U S Agency Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of the Dolan McEniry Corporate Bond Fund, which will vary with changes in interest rates, the sub‑advisor’s performance and other market conditions.

iMGP Dolan McEniry Corporate Bond Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Dolan McEniry Corporate Bond Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

iMGP Dolan McEniry Corporate Bond Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Dolan McEniry Corporate Bond Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.

iMGP Dolan McEniry Corporate Bond Fund | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Investment Selection Risk. The specific investments held in the Dolan McEniry Corporate Bond Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

iMGP Dolan McEniry Corporate Bond Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Dolan McEniry Corporate Bond Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Dolan McEniry Corporate Bond Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Dolan McEniry Corporate Bond Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

iMGP Dolan McEniry Corporate Bond Fund | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub‑advisor’s control, including instances at third parties. The Dolan McEniry Corporate Bond Fund, the Advisor and the sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

iMGP Dolan McEniry Corporate Bond Fund | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

iMGP Dolan McEniry Corporate Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
One Year	rr_ExpenseExampleYear01	$ 72
Three Years	rr_ExpenseExampleYear03	247
Five Years	rr_ExpenseExampleYear05	443
Ten Years	rr_ExpenseExampleYear10	$ 1,009
2019	rr_AnnualReturn2019	11.25%
2020	rr_AnnualReturn2020	5.50%
2021	rr_AnnualReturn2021	(0.86%)
2022	rr_AnnualReturn2022	(8.08%)
2023	rr_AnnualReturn2023	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.56%)
One Year	rr_AverageAnnualReturnYear01	7.38%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.81%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[2]
iMGP Dolan McEniry Corporate Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.72%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.69%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[2]
iMGP Dolan McEniry Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.33%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.69%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[2]
iMGP Dolan McEniry Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.53%	[3]
Five Years	rr_AverageAnnualReturnYear05	1.10%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.36%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[3]
iMGP Dolan McEniry Corporate Bond Fund | Bloomberg U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.94%	[3]
Five Years	rr_AverageAnnualReturnYear05	2.44%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.47%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[3]

[1]
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Corporate Bond Fund, and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.70% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.70%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

[2]	Returns of the Institutional Class are those of the Institutional Class of the Predecessor Fund, for periods prior to September 20, 2021.
[3]	Effective April 29, 2024, the Bloomberg U.S. Aggregate Bond Index became the Fund’s primary benchmark and the Bloomberg U.S. Intermediate Credit Index became the Fund’s secondary benchmark.